Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of common stock reflected in the unaudited condensed balance sheets
Gross proceeds	$34,500,000
Less:
Proceeds allocated to Public Warrants	$(15,438,750)
Class A common stock issuance costs	$(18,534,128)
Plus:
Accretion of carrying value to redemption value	$33,972,878
Class A common stock subject to possible redemption	$34,500,000

Schedule of basic and diluted net income (loss) per common share
	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss), as adjusted	$3,359,838	$839,960	$7,977,656	$2,364,392
Denominator:
Basic and diluted weighted average stock outstanding	34,500,000	8,625,000	28,434,066	8,427,198
Basic and diluted net income (loss) per common share	$0.10	$0.10	$0.28	$0.28